Schedule of Vesting Percentage on Participant Contributions (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Less than 1 year [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
1 Year [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
2 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
3 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
4 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
5 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
6 or more years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%